Note 10 - Leases: Lessee, Operating Lease, Disclosure (Tables)	Jun. 30, 2025
Tables/Schedules
Lessee, Operating Lease, Disclosure

Year ended June 30, 2026	$18,000
Year ended June 30, 2027	1,500
Total undiscounted operating lease payments	19,500
Less: Imputed interest	1,299
Present value of operating lease liabilities	$18,201